SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation

Basis of Presentation

The Company is responsible for these unaudited consolidated financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position as of June 30, 2015 and operating results for the six months ended June 30, 2015. The Company prepared these financial statements following the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim reporting. As permitted under those rules, the Company condensed or omitted certain footnotes or other financial information that are normally required by US GAAP for annual financial statements. These financial statements should be read in combination with the consolidated financial statements in the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2014.

The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company's ability to generate cash flows from operations, and the Company's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The following factors raise substantial doubt about the Company's ability to continue as a going concern for the foreseeable future.

•	For the year ended December 31, 2014, the Company incurred a net loss of $33,634 and a negative operating cash flows of $121,689. For the six months period ended June 30, 2015, the Company incurred a net loss of $20,328 and a negative operating cash flows of $20,631.

•	As of June 30, 2015, the Company's current liabilities exceeded current assets by $543,172. While the Company had cash and cash equivalents of $43,153, it had short-term bank borrowings of $653,627 all due within one year and among which the current portion of long-term debt amounting to $17,043, which is not expected to be renewed.

•	Furthermore, there is a put option held by the Company's convertible senior note holders, whereby on March 15, 2016, they may require the Company to repurchase for cash all or any portion of the convertible senior notes at a price equal to 100% of the principal amount of the convertible senior notes plus any accrued and unpaid interest. As of June 30, 2015, the Company's convertible senior notes payable balance was $62,190.

However, the Company regards the going concern assumption as appropriate considering the following plans and actions:

•	The Company has performed a review of its cash flow forecast through September 30, 2016. The Company believes that its operating cash flow in the forecasted period will be positive. Management believes the forecast is based on reasonable assumptions including: i) the sales wafers and modules will remain stable, while the cost to produce such modules and wafers is estimated to be marginally lower through the forecasted period, as a result of certain technology improvements and continuous cost control effectiveness; and ii) management expects the solar project business to generate positive cash inflow during the forecasted period.

•	While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has rolled over or obtained replacement borrowings from existing credit for most of its short-term bank loans upon the maturity date of the loans. As of July 31, 2015, the Company successfully rolled-over $285.7 million short-term borrowings outstanding as of December 31, 2014 and has assumed it will continue to be able to do so.

•	As of July 31, 2015, the Company has unused lines of credit of $110.7 million of which $61.7 million is related to trade financing. Based on the Company's historical experience, trade facilities funding request will be approved in the normal course provided that the Company submits the required supporting documentation and the amount is within the credit limit granted.

•	In the first half of 2015, the Company executed sales agreements in connection with the transfer of 13.5 megawatts (“MW”) and completed sales of 6.4MW of utilities scale projects in United Kingdom. As of July 31, 2015, the Company completed the construction and connection of additional 51.1MW utilities scale projects in the United Kingdom, out of which 34.6MW project was sold in August 2015. This is estimated to generate positive cash inflow in the forecasted period.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Company's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the period reported. Actual amounts could differ from those estimates.

Revenue recognition

Revenue recognition

The Company accounts for the project assets following ASC 360, Accounting for Sales of Real Estate. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer's initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer.

For sales agreements that have conditional repurchase clauses if certain events occur, such as not achieving commercial operation of the project within a certain timeframe, we will not recognize revenue on such sales agreements until the conditional repurchase clauses are of no further force or effect and all other necessary revenue recognition criteria have been met.

The Company has recognized $nil and $12.4 million from sales of project assets for the six months ended June 30, 2014 and 2015, respectively.

Deferred project costs

Deferred project costs

Deferred project costs was nil and $20.9 million at December 31, 2014 and June 30, 2015, respectively, and represented costs that are capitalized as project assets for arrangements that are accounted for as real estate transactions after the Company has entered into a definitive sales arrangement, but before the sale is completed or before we have met all criteria to recognize the sale as revenue. We classify deferred project costs as noncurrent if completion of the sale and the meeting of all revenue recognition criteria are not expected within the next 12 months.

Deferred project revenue

Deferred project revenue

Deferred project revenue was nil and $26.1 million at December 31, 2014 and June 30, 2015, respectively, and represented customer payments received or customer billings made under the terms of solar power project related sales contracts for which all revenue recognition criteria for real estate transactions have not yet been met. The associated solar power project related costs are included as deferred project costs. The Company classifies such amounts as current or noncurrent depending on when all revenue recognition criteria are expected to be met, consistent with the classification of the associated deferred project costs.